CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	$ 100	$ (88)	$ (8)	$ (158)
Other comprehensive income (loss) that will not be reclassified to net income (loss)
Revaluations of property, plant and equipment	65	(96)	109	(121)
Actuarial gains on defined benefit plans	3	2	3	4
Deferred income tax expense on above items	(97)	0	(119)	(3)
Unrealized (loss) gain on investments in equity securities	0	(1)	1	(1)
Equity-accounted investments	25	3	12	3
Total items that will not be reclassified to net (loss) income	(4)	(92)	6	(118)
Other comprehensive income (loss) that may be reclassified to net income
Foreign currency translation	540	(697)	1,161	(938)
(Losses) gains arising during the period on financial instruments designated as cash-flow hedges	(69)	(88)	23	(262)
Unrealized (loss) gain on foreign exchange swaps – net investment hedge	(263)	124	(470)	146
Reclassification adjustments for amounts recognized in net loss	(3)	(33)	2	(62)
Deferred income tax recovery on above items	33	7	18	31
Equity-accounted investments	18	(8)	38	(21)
Total items that may be reclassified subsequently to net income (loss)	256	(695)	772	(1,106)
Other comprehensive income (loss)	252	(787)	778	(1,224)
Comprehensive income (loss)	352	(875)	770	(1,382)
Comprehensive income (loss) attributable to:
Preferred limited partners' equity	9	9	17	20
Limited partners' equity	13	(188)	(27)	(310)
Comprehensive income (loss)	352	(875)	770	(1,382)
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	186	41	250	66
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	44	(529)	428	(826)
Comprehensive income (loss) attributable to:
Non-controlling interests	230	(488)	678	(760)
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	35	30	70	63
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	1	(1)	2	(2)
Comprehensive income (loss) attributable to:
Non-controlling interests	36	29	72	61
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	(44)	(54)	(112)	(99)
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	52	(74)	94	(111)
Comprehensive income (loss) attributable to:
Non-controlling interests	8	(128)	(18)	(210)
BEPC exchangeable shares and class A.2 exchangeable shares
Comprehensive income (loss) attributable to:
Non-controlling interests	8	(120)	(17)	(195)
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	7	6	14	13
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income (loss)	31	(5)	31	(18)
Comprehensive income (loss) attributable to:
Non-controlling interests	38	1	45	(5)
Perpetual subordinated notes
Consolidated Statement Of Comprehensive Income [line items]
Net income (loss)	10	10	20	17
Comprehensive income (loss) attributable to:
Non-controlling interests	$ 10	$ 10	$ 20	$ 17